Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Costs of revenues
Total costs of revenues	¥ (31,718,093)	$ (4,977,261)	¥ (19,278,641)	¥ (6,338,778)
Sales and marketing expenses	(44,801,720)	(7,030,368)	(41,194,599)	(27,174,249)
General and administrative expenses	(1,540,774)	(241,781)	(1,507,297)	(1,296,712)
Total operating expenses	(55,335,084)	(8,683,283)	(49,593,549)	(32,341,319)
Operating loss	6,896,762	1,082,252	(9,380,325)	(8,538,211)
Interest income	3,061,662	480,442	2,455,366	1,541,825
Interest expense	(1,231,002)	(193,171)	(757,336)	(145,858)
Foreign exchange gain	71,750	11,259	225,197	63,179
Other loss	656,255	102,981	193,702	82,786
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	246,828	38,733	83,654	28,676
Loss before income tax	9,702,255	1,522,496	(7,179,742)	(6,967,603)
Income tax expenses	1,933,585	303,422	0	0
Net (loss)/ income	7,768,670	1,219,074	(7,179,742)	(6,967,603)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	(1,472,172)	(231,016)	(2,495,958)	412,447
Comprehensive loss	6,296,498	988,058	(9,675,700)	(6,555,156)
Other comprehensive income/(loss), net of tax	0		0	0
Foreign currency translation difference, tax	0		0	0
Parent Company | Reportable legal entity
Costs of revenues
Total costs of revenues	(580,506)	(91,094)	(623,524)	(619,733)
Sales and marketing expenses	(27,839)	(4,369)	(36,940)	(47,746)
General and administrative expenses	(40,826)	(6,406)	(6,746)	(3,245)
Total operating expenses	(68,665)	(10,775)	(43,686)	(50,991)
Operating loss	649,171	101,869	667,210	670,724
Interest income	32,452	5,092	126,502	318,166
Interest expense	(1,221,846)	(191,734)	(695,794)	(144,132)
Other loss	27,497	4,315	53,244	(31)
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	9,579,738	1,503,270	(5,996,484)	(6,470,882)
Loss before income tax	7,768,670	1,219,074	(7,179,742)	(6,967,603)
Income tax expenses	0	0	0	0
Net (loss)/ income	7,768,670	1,219,074	(7,179,742)	(6,967,603)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	(1,472,172)	(231,016)	(2,495,958)	412,447
Comprehensive loss	6,296,498	$ 988,058	(9,675,700)	(6,555,156)
Other comprehensive income/(loss), net of tax	¥ 0		¥ 0	¥ 0